Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital

Equity share capital	2019		2018
	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each (ii)	Ordinary Shares of € 0.32 each (i)	Income Shares of € 0.02 each (ii)
Authorised
At 1 January and 31 December ( € m)	400	25	400	25

Number of Shares at 1 January and 31 December (millions)	1,250	1,250	1,250	1,250

Allotted, called-up and fully paid
At 1 January ( € m)	272	15	271	15
Cancellation of Treasury Shares (iii)	(14)	(1)	-	-
Performance Share Plan Awards	-	-	1	-
At 31 December ( € m)	258	14	272	15

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	843	843	839	839
Cancellation of Treasury Shares (iii)	(44)	(44)	-	-
Performance Share Plan Awards	-	-	2	2
Issue of scrip shares in lieu of cash dividends (iv)	-	-	2	2
At 31 December	799	799	843	843

(i)	The Ordinary Shares represent 93.71% of the total issued share capital.

(ii)
The Income Shares, which represent 5.86% of the total issued share capital, were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice of election to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares is deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of the Income Shares, dividends on the Company’s shares no longer carry a tax credit. As elections made by shareholders to receive dividends on their holding of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.

(iii)
During 2019 43,750,000 Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.

(iv)	Issue of scrip shares in lieu of cash dividends:

Summary of Issue of Scrip Shares in Lieu of Cash Dividends

	Number of shares		Price per share
	2018	2017	2018	2017
May 2018: Final 2017 dividend (2017: Final 2016 dividend)	1,841,430	433,046	€27.47	€33.08
September 2018: Interim 2018 dividend (2017: Interim 2017 dividend)	-	2,130,496	-	€29.24
Total	1,841,430	2,563,542

Summary of Number of Share Options Exercised	options over a total of 1,147,149 Ordinary Shares were exercised during the financial year (2018: 796,944; 2017: 1,589,335).

	Number of shares
	2019	2018	2017
Options exercised during the year (satisfied by the issue of new shares)	-	496,661	1,589,335
Options exercised during the year (satisfied by the reissue of Treasury Shares)	1,147,149	300,283	-
Total	1,147,149	796,944	1,589,335

Summary of Preference Share Capital

Preference share capital	5% Cumulative Preference Shares of € 1.27 each		7% ‘A’ Cumulative Preference Shares of € 1.27 each
	Number of Shares ‘000s	€ m	Number of Shares ‘000s	€ m
Authorised
At 1 January 2019 and 31 December 2019	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2019 and 31 December 2019	50	-	872	1

Summary of Treasury Shares/Own Shares

Treasury Shares/own shares	2019 € m	2018 € m
At 1 January	(792)	(15)
New Shares allotted to the Employee Benefit Trust (own shares)	-	(56)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	62	56
Shares acquired by CRH plc (Treasury Shares) (i)	(791)	(789)
Shares acquired by Employee Benefit Trust (own shares)	(61)	(3)
Treasury Shares/own shares reissued (ii)	35	15
Cancellation of Treasury Shares	1,222	-
At 31 December	(325)	(792)

Summary of Treasury Shares
The movement in the number of Treasury Shares/own shares during the financial year was as follows:

	Number of shares
	2019	2018
At 1 January	27,843,927	391,757
New Shares allotted to the Employee Benefit Trust (own shares)	-	2,034,112
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(2,256,986)	(2,034,112)
Shares acquired by CRH plc (Treasury Shares) (i)	27,357,116	27,901,471
Shares acquired by Employee Benefit Trust (own shares)	2,189,448	108,377
Treasury Shares/own shares reissued (ii)	(1,147,149)	(557,678)
Cancellation of Treasury Shares	(43,750,000)	-
At 31 December	10,236,356	27,843,927

Split of Treasury Shares/own shares (iii)
Treasury Shares	10,011,353	27,551,386
Own shares	225,003	292,541
	10,236,356	27,843,927

(i)
In April 2018, CRH announced its intention to introduce a share repurchase programme (the ‘Programme’) to repurchase Ordinary Shares (including Income Shares) of up to
€
1 billion. During 2018, CRH repurchased a total of 27,901,471 Ordinary Shares under the Programme, returning a total of
€
0.8 billion in cash to shareholders. The Programme was extended in 2019, with CRH repurchasing a total of 27,357,116 Ordinary Shares in 2019 and returning a further
€
0.8 billion to shareholders. As at 31 December 2019, a total of
€
1.6 billion cash has been returned to shareholders under the Programme.

On 7 January 2020, CRH announced a further extension of the Programme for an additional
€
200 million.

(ii)	These reissued Treasury Shares were previously purchased at an average price of € 30.56 (2018: € 27.96).

(iii)
As at the balance sheet date, the nominal value of the Treasury Shares and own shares was
€
3.4 million and
€
0.1 million respectively (2018:
€
9.4 million and
€
0.1 million respectively). Dividends have been waived by the Trustees of the own shares.

Summary of Reconciliation of Shares Issued to Net Proceeds

Reconciliation of shares issued to net proceeds	2018 € m	2017 € m
Shares issued at nominal amount:
- Performance Share Plan Awards	1	1
- scrip shares issued in lieu of cash dividends	-	1
Premium on shares issued	117	180
Total value of shares issued	118	182
Issue of scrip shares in lieu of cash dividends (note 13)	(51)	(77)
Shares allotted to the Employee Benefit Trust (vi)	(56)	(63)
Net proceeds from issue of shares	11	42

(vi)
In 2018 and 2017, shares were
allotted/re-issued
to the Employee Benefit Trust to satisfy the vesting and release of awards under the 2014 Performance Share Plan to qualifying employees. An increase in nominal Share Capital and Share Premium of
€
56 million and
€
63 million, respectively, arose on the allotment to the Employee Benefit Trust. No such allotment occured during 2019.

Summary of Share Premium

Share premium	2019 € m	2018 € m
At 1 January	6,534	6,417
Premium arising on shares issued	-	117
At 31 December	6,534	6,534